Risk management_Credit risk exposure by geographical areas (Details)		Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Categories of financial assets
Loans and other financial assets at amortized cost	[1]	₩ 282,457,578,000,000	$ 253,803,197,000	₩ 0
Securities at amortized cost	[1]	22,932,559,000,000	20,606,127,000	0
Loans and receivables	[1]	0	0	267,106,204,000,000
Financial assets at FVTPL (IAS 39)				5,795,774,000,000
Financial assets at FVTPL (IFRS 9)		4,262,619,000,000
AFS debt securities				13,229,244,000,000
Financial assets at FVTOCI	[2]	17,112,249,000,000
HTM securities	[1]	0	0	16,749,296,000,000
Derivative assets (Designated for hedging)		35,503,000,000	$ 31,901,000	59,272,000,000
Off balance sheet item
Off-balance accounts		110,463,121,000,000		93,620,040,000,000
Total		437,263,629,000,000		396,559,830,000,000
Korea
Categories of financial assets
Loans and other financial assets at amortized cost		261,547,407,000,000
Securities at amortized cost		22,757,048,000,000
Loans and receivables				250,678,479,000,000
Financial assets at FVTPL (IAS 39)				5,551,870,000,000
Financial assets at FVTPL (IFRS 9)		4,261,110,000,000
AFS debt securities				12,407,602,000,000
Financial assets at FVTOCI		15,697,518,000,000
HTM securities				16,606,692,000,000
Derivative assets (Designated for hedging)		35,503,000,000		16,590,000,000
Off balance sheet item
Off-balance accounts		107,632,858,000,000		91,603,852,000,000
Total		411,931,444,000,000		376,865,085,000,000
China
Categories of financial assets
Loans and other financial assets at amortized cost		4,592,153,000,000
Securities at amortized cost		0
Loans and receivables				4,104,912,000,000
Financial assets at FVTPL (IAS 39)				2,937,000,000
Financial assets at FVTPL (IFRS 9)		1,243,000,000
AFS debt securities				52,259,000,000
Financial assets at FVTOCI		261,085,000,000
HTM securities				0
Derivative assets (Designated for hedging)		0		0
Off balance sheet item
Off-balance accounts		801,978,000,000		529,193,000,000
Total		5,656,459,000,000		4,689,301,000,000
USA
Categories of financial assets
Loans and other financial assets at amortized cost		4,597,119,000,000
Securities at amortized cost		70,578,000,000
Loans and receivables				2,823,247,000,000
Financial assets at FVTPL (IAS 39)				0
Financial assets at FVTPL (IFRS 9)		0
AFS debt securities				151,131,000,000
Financial assets at FVTOCI		103,755,000,000
HTM securities				63,732,000,000
Derivative assets (Designated for hedging)		0		0
Off balance sheet item
Off-balance accounts		343,323,000,000		172,570,000,000
Total		5,114,775,000,000		3,210,680,000,000
UK
Categories of financial assets
Loans and other financial assets at amortized cost		1,526,532,000,000
Securities at amortized cost		0
Loans and receivables				1,094,988,000,000
Financial assets at FVTPL (IAS 39)				148,955,000,000
Financial assets at FVTPL (IFRS 9)		0
AFS debt securities				0
Financial assets at FVTOCI		24,960,000,000
HTM securities				0
Derivative assets (Designated for hedging)		0		42,682,000,000
Off balance sheet item
Off-balance accounts		136,727,000,000		66,974,000,000
Total		1,688,219,000,000		1,353,599,000,000
Japan
Categories of financial assets
Loans and other financial assets at amortized cost		893,354,000,000
Securities at amortized cost		0
Loans and receivables				381,890,000,000
Financial assets at FVTPL (IAS 39)				0
Financial assets at FVTPL (IFRS 9)		266,000,000
AFS debt securities				0
Financial assets at FVTOCI		2,247,000,000
HTM securities				0
Derivative assets (Designated for hedging)		0		0
Off balance sheet item
Off-balance accounts		35,000,000,000		25,039,000,000
Total		930,867,000,000		406,929,000,000
Others
Categories of financial assets
Loans and other financial assets at amortized cost	[3]	9,301,013,000,000
Securities at amortized cost	[3]	104,933,000,000
Loans and receivables	[3]			8,022,688,000,000
Financial assets at FVTPL (IAS 39)	[3]			92,012,000,000
Financial assets at FVTPL (IFRS 9)	[3]	0
AFS debt securities	[3]			618,252,000,000
Financial assets at FVTOCI	[3]	1,022,684,000,000
HTM securities	[3]			78,872,000,000
Derivative assets (Designated for hedging)	[3]	0		0
Off balance sheet item
Off-balance accounts	[3]	1,513,235,000,000		1,222,412,000,000
Total	[3]	₩ 11,941,865,000,000		₩ 10,034,236,000,000

[1]	The consolidated statements of financial position as of December 31, 2018 were prepared in accordance with IFRS 9; however, the comparative consolidated statements of financial position as of December 31, 2017 were not retrospectively restated in accordance with IFRS 9.
[2]	Financial assets at FVTOCI has been disclosed as the amount before deducting loss allowance because loss allowance does not reduce the carrying amount.
[3]	Others consist of financial assets in Indonesia, Hong Kong, Singapore, and other countries.